SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [Abstract]
SHARE-BASED PAYMENTS
NOTE 44: SHARE-BASED PAYMENTS
Charge to the income statement
The charge to the income statement is set out below:

	2021	2020	2019
	£m	£m	£m
Deferred bonus plan	179	81	261
Executive and SAYE plans:
Options granted in the year	10	13	16
Options granted in prior years	37	62	59
	47	75	75
Share plans:
Shares granted in the year	18	16	17
Shares granted in prior years	24	24	20
	42	40	37
Total charge to the income statement	268	196	373
During the year ended 31 December 2021 the Group operated the following share-based payment schemes, all of which are equity settled.
Group Performance Share plan
The Group operates a Group Performance Share plan that is equity settled. Bonuses in respect of employee service in 2021 have been recognised in the charge in line with the proportion of the deferral period completed.
Save-As-You-Earn schemes
Eligible employees may enter into contracts through the Save-As-You-Earn (SAYE) schemes to save up to £500 per month and, at the expiry of a fixed term of three years, have the option to use these savings within six months of the expiry of the fixed term to acquire shares in the Group at a discounted price of no less than 80 per cent (90 per cent for the 2020 and 2021 plans) of the market price at the start of the invitation.
Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2021		2020
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,120,138,915	30.39	1,068,094,073	44.55
Granted	236,923,744	39.40	779,229,797	24.25
Exercised	(6,924,434)	30.57	(255,706,663)	47.51
Forfeited	(22,815,078)	28.78	(6,938,102)	43.30
Cancelled	(51,479,310)	32.57	(389,767,675)	42.24
Expired	(95,280,546)	49.03	(74,772,515)	47.26
Outstanding at 31 December	1,180,563,291	30.63	1,120,138,915	30.39
Exercisable at 31 December	336,561	51.03	792,741	47.49
The weighted average share price at the time that the options were exercised during 2021 was £0.47 (2020: £0.61). The weighted average remaining contractual life of options outstanding at the end of the year was 2.46 years (2020: 2.98 years).
The weighted average fair value of SAYE options granted during 2021 was £0.09 (2020: £0.05). The fair values of the SAYE options have been determined using a standard Black-Scholes model.
Other share option plans
Lloyds Banking Group Executive Share Plan 2003
The Plan was adopted in December 2003 and under the Plan share options may be granted to senior employees. Options under this plan have been granted specifically to facilitate recruitment (to compensate new recruits for any lost share awards), and also to make grants to key individuals for retention purposes. In some instances, grants may be made subject to individual performance conditions.
Participants are not entitled to any dividends paid during the vesting period.

	2021		2020
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	6,666,372	Nil	7,634,638	Nil
Granted	5,308,496	Nil	1,990,449	Nil
Exercised	(5,129,115)	Nil	(2,122,302)	Nil
Vested	—	Nil	(47,337)	Nil
Forfeited	(385,184)	Nil	(111,100)	Nil
Lapsed	(558,679)	Nil	(677,976)	Nil
Outstanding at 31 December	5,901,890	Nil	6,666,372	Nil
Exercisable at 31 December	708,939	Nil	3,150,407	Nil
The weighted average fair value of options granted in the year was £0.45 (2020: £0.33). The fair values of options granted have been determined using a standard Black-Scholes model. The weighted average share price at the time that the options were exercised during 2021 was £0.44 (2020: £0.36). The weighted average remaining contractual life of options outstanding at the end of the year was 4.3 years (2020: 4.1 years).
Other share plans
Lloyds Banking Group Executive Group Ownership Share Plan
The plan, introduced in 2006, is aimed at delivering shareholder value by linking the receipt of shares to an improvement in the performance of the Group over a three-year period. Awards are made within limits set by the rules of the plan, with the limits determining the maximum number of shares that can be awarded equating to three times annual salary. In exceptional circumstances this may increase to four times annual salary.
At the end of the performance period for the 2018 grant, the targets had not been fully met and therefore these awards vested in 2021 at a rate of 33.75 per cent.

	2021	2020
	Number of shares	Number of shares
Outstanding at 1 January	533,987,527	459,904,745
Granted	—	211,214,605
Vested	(39,621,415)	(47,775,806)
Forfeited	(144,437,243)	(96,015,542)
Dividend award	944,758	6,659,525
Outstanding at 31 December	350,873,627	533,987,527
Awards in respect of the 2019 grant are due to vest in 2022 at a rate of 41.80 per cent. In previous years participants were entitled to any dividends paid in the vesting period. However, following a regulatory change prohibiting the payment of dividend on such awards, the number of shares awarded has been determined by applying a share price adjusted to exclude the value of estimated future dividends.
The weighted average fair value of the awards granted in 2020 was £0.28.
Lloyds Banking Group Long Term Share Plan
The plan, introduced in 2021, which replaced the Executive Group Ownership Share Plan, is intended to provide alignment to our aim of delivering sustainable returns to shareholders, supported by our values and behaviours.

2021
Number of shares
Granted	83,456,304
Forfeited	(5,573,236)
Outstanding at 31 December	77,883,068
The weighted average fair value of awards granted in the year was £0.36.
Chief Financial Officer buyout
William Chalmers joined the Group on 3 June 2019 and was appointed as Chief Financial Officer on 1 August 2019 on the retirement of George Culmer. He was granted deferred share awards over 4,086,632 shares, to replace unvested awards from his former employer, Morgan Stanley, that were forfeited as a result of him joining the Group.

	2021	2020
	Number of shares	Number of shares
Outstanding at 1 January	1,810,712	3,268,460
Exercised	(1,124,627)	(1,457,748)
Outstanding at 31 December	686,085	1,810,712
Group Chief Executive buyout
Charlie Nunn joined the Group on 16 August 2021 as Group Chief Executive. He was granted deferred share awards over 8,301,708 shares to replace unvested awards from his former employer, HSBC, that were forfeited as a result of him joining the Group.

2021
Number of shares
Granted	8,301,708
Exercised	(856,921)
Outstanding at 31 December	7,444,787
The weighted average fair value of awards granted in 2021 was £0.40.
Assumptions at 31 December 2021
The fair value calculations at 31 December 2021 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Share Plan 2003	Long Term Share Plan	Group Chief Executive buyout
Weighted average risk-free interest rate	0.49%	0.12%	0.16%	0.26%
Weighted average expected life	3.3 years	1.3 years	3.4 years	2.8 years
Weighted average expected volatility	28%	30%	31%	31%
Weighted average expected dividend yield	3.1%	3.2%	3.1%	3.1%
Weighted average share price	£0.45	£0.47	£0.40	£0.44
Weighted average exercise price	£0.39	Nil	Nil	Nil
Expected volatility is a measure of the amount by which the Group’s shares are expected to fluctuate during the life of an option. The expected volatility is estimated based on the historical volatility of the closing daily share price over the most recent period that is commensurate with the expected life of the option. The historical volatility is compared to the implied volatility generated from market traded options in the Group’s shares to assess the reasonableness of the historical volatility and adjustments made where appropriate.
Share Incentive Plan
Free shares
An award of shares may be made annually to employees up to a maximum of £3,600. The shares awarded are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition. If an employee leaves the Group within this three-year period for other than a ‘good’ reason, all of the shares awarded will be forfeited.
On 25 March 2021, the Group made an award of 1,017 (2020: 676) shares to all eligible employees. The number of shares awarded was 67,658,976 (2020: 45,612,424), with an average fair value of £0.42 (2020: £0.30) based on the market price at the date of award.
Matching shares
The Group undertakes to match shares purchased by employees up to the value of £45 per month; these matching shares are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition: if an employee leaves within this three-year period for other than a ‘good’ reason, all of the matching shares are forfeited. Similarly, if the employees sell their purchased shares within three years, their matching shares are forfeited.
The number of shares awarded relating to matching shares in 2021 was 46,621,026 (2020: 62,262,140), with an average fair value of £0.44 (2020: £0.34), based on market prices at the date of award.
Fixed share awards
Fixed share awards were introduced in 2014 in order to ensure that total fixed remuneration is commensurate with role and to provide a competitive reward package for certain Lloyds Banking Group employees, with an appropriate balance of fixed and variable remuneration, in line with regulatory requirements. The fixed share awards are delivered in Lloyds Banking Group shares, released over five years with 20 per cent being released each year following the year of award. From June 2020, the fixed share awards are released over three years with one third being released each year following the year of award. The number of shares purchased in 2021 was 8,320,948 (2020: 13,975,993).
The fixed share award is not subject to any performance conditions, performance adjustment or clawback. On an employee leaving the Group, there is no change to the timeline for which shares will become unrestricted.